ACQUISITIONS AND DISPOSALS - Disposal Narrative (Details) - Automotive Business - Discontinued Operations, Disposed of by Sale $ in Thousands	Nov. 18, 2020 USD ($) employee
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received in business disposal | $	$ 165,000
Cash consideration held in escrow | $	$ 10,000
Number of employees transferred in disposal	150
Mainland China
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of employees transferred in disposal	120
Europe or Asia Pacific
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of employees transferred in disposal	30